October 26, 2007

VIA EDGAR AND COURIER

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1004

Attention:	Barbara C. Jacobs, Assistant Director
Kathleen A. Collins
Patrick M. Gilmore
David L. Orlic

Re:	3PAR Inc.
Registration Statement on Form S-1 (File No. 333-145437)

Ladies and Gentlemen:

On behalf of 3PAR Inc. (the “Company”) and in connection with the above-referenced registration statement (the “Registration Statement”), we file herewith via EDGAR Amendment No. 2 to the Registration Statement (“Amendment No. 2”). In addition, we are providing via courier ten (10) paper copies of Amendment No. 2, five (5) of which are marked to show changes from Amendment No. 1 to the Registration Statement filed on September 26, 2007. Manually executed signature pages and consents have been executed prior to the time of the electronic filing and will be retained by the Company for five (5) years.

Please direct any questions or comments regarding this filing to the undersigned or Robert Kornegay of this office at (650) 493-9300.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Lance E. Brady

Lance E. Brady

cc:	David C. Scott
Adriel G. Lares
Alastair A. Short, Esq.
Ricardo E. Velez, Esq.
Robert P. Latta, Esq.
Robert F. Kornegay, Esq.